Financial Instruments Risk Management - Risk Sensitivities (Details) $ in Millions	12 Months Ended
	Dec. 31, 2025 CAD ($)	Dec. 31, 2024 CAD ($)
Disclosure of credit risk exposure [line items]
Impact of re-balancing equity hedges, 10% change in equity markets	0.02
Impact of re-balancing equity hedges, 10% change in equity markets	0.05
Increments of rounding	$ 25
Impact of re-balancing interest rate hedges, 50bps change in interest rates	10
25% decrease | Equity price risk
Disclosure of credit risk exposure [line items]
Risk exposure associated with instruments sharing characteristic	$ (550)	$ (550)
10% decrease | Equity price risk
Disclosure of credit risk exposure [line items]
Risk exposure associated with instruments sharing characteristic	(225)	(225)
10% decrease | Real estate sensitivities | FVTPL
Disclosure of credit risk exposure [line items]
Risk exposure associated with instruments sharing characteristic	(475)	(450)
10% increase | Equity price risk
Disclosure of credit risk exposure [line items]
Risk exposure associated with instruments sharing characteristic	225	225
10% increase | Real estate sensitivities | FVTPL
Disclosure of credit risk exposure [line items]
Risk exposure associated with instruments sharing characteristic	475	450
25% increase | Equity price risk
Disclosure of credit risk exposure [line items]
Risk exposure associated with instruments sharing characteristic	575	575
50 basis point decrease | Interest rate risk | FVTPL
Disclosure of credit risk exposure [line items]
Risk exposure associated with instruments sharing characteristic	0	(50)
50 basis point decrease | Interest rate risk | FVOCI
Disclosure of credit risk exposure [line items]
Risk exposure associated with instruments sharing characteristic	200	200
50 basis point decrease | Credit risk | FVTPL
Disclosure of credit risk exposure [line items]
Risk exposure associated with instruments sharing characteristic	125	75
50 basis point decrease | Credit risk | FVOCI
Disclosure of credit risk exposure [line items]
Risk exposure associated with instruments sharing characteristic	200	200
50 basis point increase | Interest rate risk | FVTPL
Disclosure of credit risk exposure [line items]
Risk exposure associated with instruments sharing characteristic	(25)	25
50 basis point increase | Interest rate risk | FVOCI
Disclosure of credit risk exposure [line items]
Risk exposure associated with instruments sharing characteristic	(200)	(200)
50 basis point increase | Credit risk | FVTPL
Disclosure of credit risk exposure [line items]
Risk exposure associated with instruments sharing characteristic	(25)	(50)
50 basis point increase | Credit risk | FVOCI
Disclosure of credit risk exposure [line items]
Risk exposure associated with instruments sharing characteristic	(175)	(200)
20 basis point decrease | Swap spread sensitivities | FVTPL
Disclosure of credit risk exposure [line items]
Risk exposure associated with instruments sharing characteristic	0	(25)
20 basis point increase | Swap spread sensitivities | FVTPL
Disclosure of credit risk exposure [line items]
Risk exposure associated with instruments sharing characteristic	$ 0	$ 25